SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended					1 Months Ended
	Aug. 08, 2012	Jul. 27, 2012	May 31, 2012	May 22, 2012	Apr. 17, 2012	Feb. 18, 2013
SUBSEQUENT EVENTS [Abstract]
Shares issued for notes payable conversion		211,865				12,500
Shares issued, share price	$ 5.0		$ 11.5	$ 3.5	$ 2.55	$ 4.69
Exercise period	45 days					4 years